Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 14,900	$ 9,744
Securities available for sale	302,564	138,851
Other assets	2,359	1,434
Total Assets	1,111,183	750,505
Liabilities	1,000,104	649,507
Stockholders' equity	111,079	100,998	$ 99,041	$ 91,864
Total Liabilities and Stockholders' Equity	1,111,183	750,505
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	3,005	2,151
Securities available for sale	397	384
Investment in bank subsidiary	105,138	95,895
Other assets	4,539	4,113
Total Assets	113,079	102,543
Liabilities	2,000	1,545
Stockholders' equity	111,079	100,998
Total Liabilities and Stockholders' Equity	$ 113,079	$ 102,543